NOTE 6 - SUPPLEMENTARY BALANCE SHEET INFORMATION: Schedule of Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Other Payables and Accrued Expenses
	December 31,
	2024	2023

Provision for legal claims	128	128
Accrued administrative expenses (includes director fees in the amount of $5, for the years 2024 and 2023)	39	38
	167	166